RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

In February 2021, the Company’s chairman of the Board and president and Manchester, which is represented by a member of the Company’s board of directors, purchased $100,000 and $1,000,000, aggregate principal amount of the Original Notes, respectively. Effective April 30, 2021, the related party holders entered into revocation agreements with the Company pursuant to which their aggregate principal amount of Original Notes and accrued interest were replaced with Notes. On February 14, 2022, Manchester and the executive officer held Notes in an aggregate principal amount of $1,026,630 and $102,663, respectively, with $97,881 and $9,788 of interest payable thereon. In connection with the Offering, Manchester and the executive officer received 234,274 and 23,429 shares of common stock, respectively, and 234,274 and 23,429 Offering Warrants, respectively.

In May 2021, a member of the Board purchased $200,000 aggregate principal amount of Notes (the Director Note). On February 14, 2022, in connection with the Offering, the Director Note and $18,805 of accrued interest thereon were converted into 45,586 shares of common stock and 45,586 Offering Warrants.

The daughter of the Company’s president, chief financial officer, treasurer and chairman of the Board is an employee of the Company. During fiscal 2022, the Company paid her $169,589, which includes the aggregate grant date fair value, as determined pursuant to FASB ASC Topic 718, of a stock option granted in November 2021.